GMO Implementation Fund Expense Example - GMO Implementation Fund - GMO Implementation Fund	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	$ 586